Accounts Receivable, Net	12 Months Ended
Jun. 30, 2016
ACCOUNTS RECEIVABLE, NET [Abstract]
Accounts Receivable, Net

5.	ACCOUNTS RECEIVABLE, NET

	As of June 30,
	2015	2016
	RMB	RMB
Accounts receivable	23,435	23,514
Less: Allowance for doubtful accounts	(2,135)	(1,565)
Accounts receivable, net	21,300	21,949

The following table presents the movement of the allowance for doubtful accounts for the years ended June 30, 2014, 2015 and 2016:

	For the Year Ended June 30,
	2014	2015	2016
	RMB	RMB	RMB
Balance at beginning of the period	(2,186)	(2,849)	(2,135)
Additions: charges to bad debt expenses, net of recoveries	(974)	(371)	(810)
Less: write-offs of accounts receivable	311	1,085	1,380
Balance at end of the period	(2,849)	(2,135)	(1,565)